Other Financial Data (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Sep. 30, 2012
Other Financial Data [Abstract]
Operating Leases, Future Minimum Payments Due, Next Twelve Months	$ 271
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2014	195
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2015	137
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2016	91
Approximate annual rentals under noncancellable long-term leases, exclusive of maintenance, taxes, insurance and other operating costs in 2017	$ 55